STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - $ / shares		12 Months Ended
	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Granted	600,000
Nonvested Stock Options [Member]
Number of Shares
Balance, Beginning		2,016,666	2,666,667
Granted		1,500,000	1,600,000
Vested		(2,516,666)	(2,250,001)
Balance, Ending		1,000,000	2,016,666
Weighted-Average Grant Date Fair Value
Balance, Beginning		$ 0.18	$ 0.06
Granted		0.18	0.27
Vested		0.17	0.10
Balance, Ending		$ 0.20	$ 0.18